Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of stock-based compensation expense [Table Text Block]
	2025	2024

Stock options	$267	$3,791
RSUs	10,621	3,458
Total	$10,888	7,249

Schedule of stock option weighted average assumptions [Table Text Block]
	2025	2024

Stock price (C$)	-	6.86
Risk-free interest rate	0.00%	4.00%
Expected life (years)	-	5.00
Annualized volatility	0%	131%
Dividend rate	0.00%	0.00%

Schedule of changes in restricted share units outstanding [Table Text Block]
Outstanding

Balance, March 31, 2023	$1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	$1,379,056

Granted	6,050,000
Exercised	(326,644)
Balance, March 31, 2025	$7,102,412

CAD exercise price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of changes in restricted share units outstanding [Table Text Block]
	Outstanding	Weighted average exercise price - CAD

Balance, March 31, 2023	3,073,415	$6.20
Granted	620,000	6.86
Expired	(2,400)	6.09
Forfeited	(202,600)	24.75
Exercised	(22,500)	5.66
Balance, March 31, 2024	3,465,915	$5.24

Change in exercise price	(1,605,015)	(3.32)
Expired	-	-
Exercised	-	-
Balance, March 31, 2025	1,860,900	$5.24

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price - CAD	Expiry date

2,000	2,000	$15.70	February 11. 2026
337,500	337,500	5.66	August 26, 2027
50,000	50,000	10.00	March 26, 2028
470,000	470,000	6.86	July 6, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
200,000	200,000	1.45	February 10, 2030
20,000	20,000	1.90	May 29, 2030
1,400	1,400	10.80	December 24, 2030
60,000	60,000	18.35	April 29, 2031
180,000	126,000	18.50	October 7, 2031
40,000	26,667	25.35	November 10, 2031
1,860,900	1,793,567

USD exercise price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of changes in restricted share units outstanding [Table Text Block]
	Outstanding	Weighted average exercise price - USD

Balance, March 31, 2024	$-	$-
Change in exercise price	1,605,015	2.62
Expired	(54,615)	(7.75)
Forfeited	(100,000)	(1.09)
Balance, March 31, 2025	$1,450,400	$2.53

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price - USD	Expiry date

50,400	50,400	$4.36	August 26, 2027
1,000,000	1,000,000	1.23	September 14, 2027
130,000	130,000	5.14	July 6, 2028
200,000	200,000	1.09	February 10, 2030
30,000	30,000	20.03	April 6, 2031
20,000	6,667	20.36	November 10, 2031
20,000	20,000	16.61	December 9, 2031
1,450,400	1,437,067